Note 5 - Transactions With Related Parties (Details Textual) - USD ($)					1 Months Ended	12 Months Ended
	Jan. 06, 2021	May 04, 2020	Mar. 29, 2019	Sep. 01, 2017	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 15, 2021
Central Mare [Member]
Due from Related Parties, Current, Total						$ 32,000	$ 29,000
Related Party Transaction, Amounts of Transaction						326,000	326,000	$ 326,000
Central Shipping Inc [Member]
Management Fees Per Vessel Per Day						520
Due to Related Parties, Total						1,193,000	3,116,000
Central Shipping Inc [Member] | Technical Management Fee [Member]
Management Fees Per Vessel Per Day						572
Related Party Transaction, Amounts of Transaction						$ 1,207,000	$ 967,000	985,000
Central Shipping Monaco SAM [Member]
Related Party Chartering Commission Percentage						1.25%
Related Party Sale or Purchase Commission Percentage						1.00%
Relate Party Financing Commission Percentage						0.20%
Related Party, Supervision Services Fee, Percentage						7.00%
Related Party Transaction Term (Year)		5 years					5 years
Related Party Transaction, Amounts of Transaction						$ 5,664,000	$ 12,253,000	$ 4,152,000
Charter Rate Per Day		$ 16,200
Central Shipping Monaco SAM [Member] | Purchase of the Newbuilding Construction [Member]
Commissions, Percentage									25.00%
Central Shipping Monaco SAM [Member] | Steel Cutting [Member]
Commissions, Percentage									25.00%
Central Shipping Monaco SAM [Member] | Launching of the Newbuilding Vessel [Member]
Commissions, Percentage									25.00%
Central Shipping Monaco SAM [Member] | Delivery of the Newbuilding Vessel [Member]
Commissions, Percentage									25.00%
Central Shipping Monaco SAM [Member] | Optional Year 1 [Member]
Charter Rate Per Day		17,200
Central Shipping Monaco SAM [Member] | Optional Year 2 [Member]
Charter Rate Per Day		$ 18,200
Immediate Family Member of Management or Principal Owner [Member] | Family Trading [Member] | Revolving Credit Facility [Member]
Stock Issued During Period, Shares, New Issues (in shares)			27,129
Family Trading [Member] | Due to Related Parties [Member]
Dividends Payable						968,000	864,000
Affiliated Entity [Member] | M/T Stenaweco Elegance [Member]
Due to Related Parties, Total						$ 27,562,000	$ 1,150,000
Central Ship Chartering [Member]
Related Party Chartering Commission Percentage				1.25%
Charter Term (Year)				3 years
Charter Rate Per Day				$ 14,750
Charter Option Term (Year)				2 years
Central Ship Chartering [Member] | Optional Year 1 [Member]
Charter Rate Per Day				$ 15,250
Central Ship Chartering [Member] | Optional Year 2 [Member]
Charter Rate Per Day				$ 15,750
Shell Tankers Singapore Private Limited [Member]
Percentage of Profit Share Per Day Over Fixed Amount					50.00%
Shell Tankers Singapore Private Limited [Member] | Optional Year 1 [Member]
Charter Rate Per Day					$ 13,300
Shell Tankers Singapore Private Limited [Member] | Optional Year 2 [Member]
Charter Rate Per Day					$ 13,950
Central Tankers Chartering [Member]
Related Party Transaction Term (Year)	5 years
Charter Rate Per Day	$ 32,450
Time Charters, Term, Additional Option (Year)	2 years
Charter Rate Per Day, Optional Year One	$ 33,950
Charter Rate Per Day, Optional Year Two	$ 35,450